Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE	Exhibit 99.1
For the collection period ended 03-28-15	PAGE 1

A. DATES

		Begin	End	# days
1	Determination Date		4/16/2015
2	Payment Date		4/20/2015
3	Collection Period	3/1/2015	3/28/2015	28
4	Monthly Interest Period - Actual	3/20/2015	4/19/2015	31
5	Monthly Interest - Scheduled			30

B. SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	220,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	225,000,000.00	324,897.90	—	324,897.90	0.00	0.0000000
8	Class A-2-B Notes	370,000,000.00	534,276.53	—	534,276.53	(0.00)	(0.0000000)
9	Class A-3 Notes	350,000,000.00	350,000,000.00	—	45,694,296.11	304,305,703.89	0.8694449
10	Class A-4 Notes	85,000,000.00	85,000,000.00	—	—	85,000,000.00	1.0000000

11	Equals: Total Securities	$1,250,000,000.00	$435,859,174.43	$—	$46,553,470.54	$389,305,703.89

12	Overcollateralization	224,969,190.96	247,057,339.49			247,057,339.49

13	Total Securitization Value	$1,474,969,190.96	$682,916,513.92			$636,363,043.38

14	NPV Lease Payments Receivable	590,265,127.79	120,326,475.25			106,222,400.76
15	NPV Base Residual	884,704,063.17	562,590,038.67			530,140,642.62

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.23000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.63000%	N/A	170.57	0.0007581	325,068.47	1.4447488
18	Class A-2-B Notes	0.42600%	0.17600%	195.99	0.0005297	534,472.52	1.4445203
19	Class A-3 Notes	0.84000%	N/A	245,000.00	0.7000000	45,939,296.11	131.2551317
20	Class A-4 Notes	1.07000%	N/A	75,791.67	0.8916667	75,791.67	0.8916667

	Equals: Total Securities			321,158.23		46,874,628.77

C. COLLECTIONS AND AVAILABLE FUNDS

21	Lease Payments Received		13,137,193.32
22	Pull Ahead Waived Payments		—
23	Sales Proceeds - Early Terminations		13,790,539.84
24	Sales Proceeds via Customer - Scheduled Terminations		24,533,153.73
25	Security Deposits for Terminated Accounts		19,148.00
26	Excess Wear and Tear Received		229,209.12
27	Excess Mileage Charges Received		207,216.52
28	Other Recoveries Received		17,168.05

29	Subtotal: Total Collections		51,933,628.58

30	Repurchase Payments		—
31	Postmaturity Term Extension		—
32	Investment Earnings on Collection Account		4,269.68

33	Total Available Funds, prior to Servicer Advances		51,937,898.26

34	Servicer Advance		—

35	Total Available Funds		51,937,898.26

36	Reserve Account Draw		—

37	Available for Distribution		51,937,898.26

D. DISTRIBUTIONS

38	Payment Date Advance Reimbursement (Item 80)		—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods		—
41	Servicing Fee Due in Current Period		569,097.09
42	Servicing Fee Shortfall		—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods		—
45	Administration Fee Due in Current Period		5,000.00
46	Administration Fee Shortfall		—
47	Interest Paid to Noteholders		321,158.23
48	First Priority Principal Distribution Amount		—
49	Amount Paid to Reserve Account to Reach Specified Balance		—
50	Subtotal: Remaining Available Funds	51,042,642.94
51	Regular Principal Distribution Amount	46,553,470.54
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		46,553,470.54
53	Other Amounts paid to Trustees		—

54	Remaining Available Funds		4,489,172.40

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE
For the collection period ended 03-28-15	PAGE 2

E.   CALCULATIONS

55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	435,859,174.43
57	Less: Aggregate Securitization Value (End of Collection Period)	(636,363,043.38)

58	First Priority Principal Distribution Amount (not less than zero)	—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	435,859,174.43
61	Less: First Priority Principal Distribution Amount	—
62	Less: Targeted Note Balance	(389,305,703.89)

63	Regular Principal Distribution Amount	46,553,470.54

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)	636,363,043.38
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)	(247,057,339.49)

67	Targeted Note Balance	389,305,703.89

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)	51,937,898.26
70	Less: Payment Date Advance Reimbursement (Item 80)	—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)	569,097.09
72	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
73	Less: Interest Paid to Noteholders (Item 45)	321,158.23
74	Less: 1st Priority Principal Distribution (Item 56)	—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	51,042,642.94
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	51,042,642.94

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance	—
82	Payment Date Advance Reimbursement	—
83	Additional Payment Advances for current period	—

84	Ending Balance of Payment Advance	—

F. RESERVE ACCOUNT

85	Reserve Account Balances:
86	Targeted Reserve Account Balance	7,374,845.95
87	Initial Reserve Account Balance	7,374,845.95

88	Beginning Reserve Account Balance	7,374,845.95
89	Plus: Net Investment Income for the Collection Period	458.82

90	Subtotal: Reserve Fund Available for Distribution	7,375,304.77
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)	—
92	Less: Reserve Account Draw Amount (Item 77)	—

93	Subtotal Reserve Account Balance	7,375,304.77
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)	458.82

95	Equals: Ending Reserve Account Balance	7,374,845.95

96	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

		Units	Amounts
97	Current Period Net Residual Losses:
98	Aggregate Securitization Value for Scheduled Terminated Units	1,427	24,923,646.06
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(24,707,184.78)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(1,205,499.50)
101	Less: Excess Wear and Tear Received		(229,209.12)
102	Less: Excess Mileage Received		(207,216.52)

103	Current Period Net Residual Losses/(Gains)	1,427	(1,425,463.86)

104	Cumulative Net Residual Losses
105	Beginning Cumulative Net Residual Losses	9,374	(4,674,884.74)
106	Current Period Net Residual Losses (Item 101)	1,427	(1,425,463.86)

107	Ending Cumulative Net Residual Losses	10,801	(6,100,348.60)

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.41%

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE
For the collection period ended 03-28-15	PAGE 3

G.   POOL STATISTICS

		Initial	Current
109	Collateral Pool Balance Data
110	Aggregate Securitization Value	1,474,969,191	636,363,043
111	Aggregate Base Residual Value	1,026,754,815	557,346,591
112	Number of Current Contracts	65,841	36,778
113	Weighted Average Lease Rate	2.61%	2.27%
114	Average Remaining Term	25.8	8.1
115	Average Original Term	38.9	39.3
116	Proportion of Base Prepayment Assumption Realized		106.82%
117	Actual Monthly Prepayment Speed		1.18%
118	Turn-in Ratio on Scheduled Terminations		92.50%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		38,927	764,318,063	682,916,514
120	Depreciation/Payments			(11,661,482)	(8,721,260)
121	Gross Credit Losses		(24)	(425,288)	(414,964)
122	Early Terminations - Regular		(698)	(13,724,294)	(12,493,600)
123	Early Terminations - Lease Pull Aheads		—	—	—
124	Scheduled Terminations - Purchased by Customer	1,874,371	(107)	(1,926,411)	(1,768,357)
125	Scheduled Terminations - Sold at Auction	2,717,047	(218)	(4,270,327)	(3,975,878)
126	Scheduled Terminations - Purchased by Dealer	19,956,310	(1,102)	(20,693,519)	(19,179,411)

127	Pool Balance - End of Period		36,778	711,616,742	636,363,043

		Units	Securitization Value	Percentage
128	Delinquencies Aging Profile - End of Period
129	Current	36,243	626,732,275	98.49%
130	31 - 90 Days Delinquent	473	8,559,315	1.35%
131	91+ Days Delinquent	62	1,071,453	0.17%

132	Total	36,778	636,363,043	100.00%

		Units	Amounts
133	Credit Losses:
134	Aggregate Securitization Value on charged-off units	24	414,964
135	Aggregate Liquidation Proceeds on charged-off units		(234,055)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations		—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
138	Recoveries on charged-off units		(17,168)

139	Current Period Aggregate Net Credit Losses/(Gains)	24	163,740

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses	300	2,491,032
142	Current Period Net Credit Losses (Item 136)	24	163,740

143	Ending Cumulative Net Credit Losses	324	2,654,772

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.18%

			Units
145	Aging of Scheduled Maturies Not Sold
146	0 - 60 Days since Contract Maturity		1,720
147	61 - 120 Days since Contract Maturity		291
148	121+ Days since Contract Maturity		46

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE
For the collection period ended 03-28-15	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
5/20/2015	81,968,395
6/20/2015	36,144,806
7/20/2015	34,042,890
8/20/2015	40,713,690
9/20/2015	49,062,055
10/20/2015	49,097,926
11/20/2015	42,496,024
12/20/2015	31,658,104
1/20/2016	25,596,148
2/20/2016	30,858,472
3/20/2016	34,617,446
4/20/2016	34,489,695
5/20/2016	18,338,223
6/20/2016	40,820,526
7/20/2016	41,539,305
8/20/2016	14,435,524
9/20/2016	8,523,431
10/20/2016	7,234,576
11/20/2016	2,533,400
12/20/2016	1,350,579
1/20/2017	1,066,516
2/20/2017	2,902,550
3/20/2017	3,554,291
4/20/2017	3,181,962
5/20/2017	136,508
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018	—
1/20/2019	—
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—

Total:	636,363,043.43

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month